U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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     1.   Name and address of issuer:
                         John Hancock Investment Trust
                         101 Huntington Avenue
                         Boston, MA 02199-7603
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     2. Name of each series or class of securities for which this Form is filed (If Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

                                                                          [x]



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     3.   Investment Company Act File Number:
                         811-0560
          Securities Act File Number:
                         2-10156
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   4 (a). Last day of fiscal year for which this notice is filed:
                         DECEMBER 31, 1998

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   4 (b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the

  [  ]     issuer's fiscal year).  (See Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

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   4 (c). Check box if this is the last time the issuer will be filing this Form.


  [  ]

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     5.   Calculation of registration fee:

            (i)    Aggregate sale price of securities sold during the fiscal
                   year pursuant to 24(f):                                                                      $   1,302,686,684
                                                                                                                 ----------------

            (ii)   Aggregate price of securities redeemed or
                   repurchased during the fiscal year:                                     $   883,432,222
                                                                                            --------------

            (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                   to the Commission:                                                      $            -
                                                                                            --------------

            (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                            -$    883,432,222
                                                                                                                ----------------

            (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                   [subtract Item 5(iv) from Item 5(i)]:                                                        $    419,254,462
                                                                                                                ----------------

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            (vi)   Redemption credits available for use in future years
                   -- if Item 5(i) is less than Item 5(iv) [subtract Item                  $(          - )
                   5(iv) from Item 5(i)]:                                                   --------------

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            (vii)  Multiplier for determining registration fee
                   (See Instruction C.9):                                                                        x     x .000278
                                                                                                                ----------------


            (viii) Registration fee due [multiply Item 5(v) by Item
                   5(vii)] (enter "0" if no fee is due):                                                        =$       116,553
                                                                                                                ================

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     6.   Prepaid Shares

          If the response to Item 5(i) was  determined by deducting an amount of securities  that were  registered  under the  Securities  Act of 1933 pursuant  to rule 24e-2 as in effect before  October 11,  1997,  then report the  amount of  securities  (number  of shares or other  units) deducted here: ________________0. If there is such a number of shares or other units that were registered  pursuant to fule 24e-2 remaining  the end of the unsold at fiscal  year for  which  this  form is filed  that are available  for use by the issuer
          in future  fiscal  years,  then state that number here:                                                             0.
                                                                                                               -----------------


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     7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
          (see Instruction D):
                                                                                                            +$
                                                                                                              ------------------

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     8.   Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:                                                                       =$          116,553
                                                                                                              ------------------



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     9.   Date the  registration  fee and any  interest  payment  was sent to the
          Commission's lockbox depository:

          Method of Delivery:

        [ x ]   Wire Transfer



        [   ]   Mail or other means


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                                           SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

          By (Signature and Title) *  /s/Robert Gramer
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                                      Associate Treasurer
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          Date: 26-Mar-99
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                       * Please print the name and title of the signing officer below the signature.
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